Related Party Disclosures - Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Salaries, cash compensation and other short-term benefits	SFr 1,349	SFr 725	SFr 2,334	SFr 1,399
Pension	104	70	196	156
Share-based compensation expense	2,792	804	3,707	856
Total	SFr 4,245	SFr 1,599	SFr 6,237	SFr 2,411